Basis of Presentation and Principles of Consolidation and Combination (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014 property	Dec. 31, 2013 property	Dec. 31, 2012 property	Sep. 30, 2014 Weighted average	Sep. 30, 2013 Weighted average	Sep. 30, 2014 Wholly-owned properties property	Dec. 31, 2013 Wholly-owned properties property	Sep. 30, 2014 Partially owned properties property	Dec. 31, 2013 Partially owned properties property	Sep. 30, 2014 Shopping centers property
Real estate properties
Transaction and related costs	$ 39,931
Number of properties						89	84	5	4	96
Number of joint venture properties	2	11	14
Ownership interest (as a percent)	82.50%	83.10%		82.90%	83.10%